SEGMENT INFORMATION - Long-lived Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Long-lived assets	$ 25,887	$ 26,011
United States
Segment Information
Long-lived assets	6,928	7,462
Mexico
Segment Information
Long-lived assets	4,644	4,795
Canada
Segment Information
Long-lived assets	4,138	4,031
Australia
Segment Information
Long-lived assets	3,374	3,258
Ghana
Segment Information
Long-lived assets	2,586	2,517
Argentina
Segment Information
Long-lived assets	1,493	1,526
Peru
Segment Information
Long-lived assets	2,008	1,680
Suriname
Segment Information
Long-lived assets	712	742
Other
Segment Information
Long-lived assets	$ 4	$ 0